Share-based compensation - Share-based compensation-Share options-2011 Share Incentive Scheme (Details) - 2011 Incentive Scheme - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance ,options	8,574,220	9,414,400	9,414,400
Forfeited ,Options	(499,720)	(840,180)
Balance ,options	8,074,500	8,574,220	9,414,400	9,414,400
Expected to vest at December 31 ,options	8,074,500
Exercisable at December 31, options	8,074,500
Balance, weighted average exercise price	$ 3.8256	$ 3.7997	$ 3.7997
Forfeited ,weighted average exercise price	3.535	3.535
Balance, weighted average exercise price	3.8436	$ 3.8256	$ 3.7997	$ 3.7997
Expected to vest at December 31, weighted average exercise price	3.8436
Exercisable at December 31, weighted average exercise price	$ 3.8436
Balance ,contractual life	9 months 3 days	1 year 7 months 9 days	1 year 9 months 18 days	2 years 9 months 18 days
Expected to vest at December 31, contractual life	9 months 3 days
Exercisable at December 31, contractual life	9 months 3 days
Balance, December 31, aggregate intrinsic value	$ 0
Balance, December 31, aggregate intrinsic value	0	$ 0
Expected to vest at December 31, aggregate intrinsic value	0
Total intrinsic value	$ 0	$ 0	$ 0